Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Accrued Expenses And Other Liabilities [Abstract]
Schedule of accrued expenses and other liabilities
	As of March 31,
	2023	2022

Accrued payroll and welfare	$622,526	$519,241
Other payable for leasehold improvements	-1,403,258	1,520,202
Accrued professional service expenses	327,068	327,733
Other current liabilities	789,232	1,162,310
Total	$3,142,084	$3,529,486